Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2020

F15-QTLY-0820
1.818357.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $7,098,189)	7,100,000	7,098,280
	Shares	Value

Domestic Equity Funds - 24.2%
Fidelity Series All-Sector Equity Fund (b)	6,961,310	$67,315,863
Fidelity Series Blue Chip Growth Fund (b)	7,491,981	134,331,224
Fidelity Series Commodity Strategy Fund (b)	50,423,256	193,625,303
Fidelity Series Growth Company Fund (b)	13,131,497	291,781,872
Fidelity Series Intrinsic Opportunities Fund (b)	18,083,769	271,075,697
Fidelity Series Large Cap Stock Fund (b)	16,857,919	237,190,919
Fidelity Series Large Cap Value Index Fund (b)	7,191,375	79,033,206
Fidelity Series Opportunistic Insights Fund (b)	7,302,201	140,640,384
Fidelity Series Small Cap Discovery Fund (b)	2,961,029	29,166,134
Fidelity Series Small Cap Opportunities Fund (b)	7,818,981	95,626,140
Fidelity Series Stock Selector Large Cap Value Fund (b)	18,615,874	193,605,094
Fidelity Series Value Discovery Fund (b)	12,406,973	145,161,589
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,452,044,690)		1,878,553,425

International Equity Funds - 21.9%
Fidelity Series Canada Fund (b)	8,878,611	84,701,950
Fidelity Series Emerging Markets Fund (b)	8,680,759	74,220,488
Fidelity Series Emerging Markets Opportunities Fund (b)	35,432,048	679,232,360
Fidelity Series International Growth Fund (b)	15,299,812	262,238,781
Fidelity Series International Small Cap Fund (b)	4,724,453	75,496,763
Fidelity Series International Value Fund (b)	31,187,530	262,287,129
Fidelity Series Overseas Fund (b)	25,316,378	261,265,021
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,436,427,442)		1,699,442,492

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (b)	5,515,370	49,472,873
Fidelity Series Floating Rate High Income Fund (b)	1,146,765	9,885,110
Fidelity Series High Income Fund (b)	5,984,638	52,844,354
Fidelity Series Inflation-Protected Bond Index Fund (b)	60,784,454	635,197,546
Fidelity Series International Credit Fund (b)	586,943	6,010,300
Fidelity Series Investment Grade Bond Fund (b)	186,556,208	2,262,926,802
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,820,298	174,762,896
Fidelity Series Real Estate Income Fund (b)	3,322,989	32,100,071
TOTAL BOND FUNDS
(Cost $2,986,772,633)		3,223,199,952

Short-Term Funds - 12.3%
Fidelity Cash Central Fund 0.12% (c)	14,927,280	14,930,266
Fidelity Series Government Money Market Fund 0.25% (b)(d)	745,420,461	745,420,461
Fidelity Series Short-Term Credit Fund (b)	19,180,935	196,029,153
TOTAL SHORT-TERM FUNDS
(Cost $951,832,281)		956,379,880
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,834,175,235)		7,764,674,029
NET OTHER ASSETS (LIABILITIES) - 0.0%		(938,924)
NET ASSETS - 100%		$7,763,735,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	75	Sept. 2020	$6,669,000	$64,725	$64,725
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	77	Sept. 2020	3,794,945	(2,906)	(2,906)

TOTAL PURCHASED					61,819

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	395	Sept. 2020	61,031,450	(1,464,358)	(1,464,358)
TOTAL FUTURES CONTRACTS					$(1,402,539)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,881,827.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,368
Total	$7,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$56,547,292	$23,798	$2,276,099	$--	$(159,040)	$13,179,912	$67,315,863
Fidelity Series Blue Chip Growth Fund	102,390,731	44,325	6,889,585	--	2,392,413	36,393,340	134,331,224
Fidelity Series Canada Fund	65,763,814	10,313,356	2,728,798	--	(497,411)	11,850,989	84,701,950
Fidelity Series Commodity Strategy Fund	238,815,009	74,278	54,684,817	--	(21,559,128)	30,979,961	193,625,303
Fidelity Series Emerging Markets Debt Fund	45,488,852	695,766	1,770,742	677,327	50,456	5,008,541	49,472,873
Fidelity Series Emerging Markets Fund	47,604,094	17,057,550	1,821,918	--	108,979	11,271,783	74,220,488
Fidelity Series Emerging Markets Opportunities Fund	455,428,436	135,814,701	28,910,996	--	(460,544)	117,360,763	679,232,360
Fidelity Series Floating Rate High Income Fund	9,513,559	121,026	428,405	116,565	(63,662)	742,592	9,885,110
Fidelity Series Government Money Market Fund 0.25%	889,239,670	45,285,863	189,105,072	596,863	--	--	745,420,461
Fidelity Series Growth Company Fund	213,036,213	94,569	8,545,591	--	4,074,141	83,122,540	291,781,872
Fidelity Series High Income Fund	50,612,414	783,369	2,142,033	761,057	(178,679)	3,769,283	52,844,354
Fidelity Series Inflation-Protected Bond Index Fund	607,324,717	39,955,853	34,177,842	341,404	460,734	21,634,084	635,197,546
Fidelity Series International Credit Fund	5,569,597	41,364	--	41,364	--	365,185	6,010,300
Fidelity Series International Growth Fund	308,550,153	102,738	96,522,123	--	34,987,187	15,120,826	262,238,781
Fidelity Series International Small Cap Fund	72,749,871	29,095	10,718,302	--	1,539,128	11,896,971	75,496,763
Fidelity Series International Value Fund	263,255,626	3,630,202	48,212,551	--	(5,585,332)	49,199,184	262,287,129
Fidelity Series Intrinsic Opportunities Fund	238,528,707	97,328	9,548,974	--	1,909,812	40,088,824	271,075,697
Fidelity Series Investment Grade Bond Fund	2,164,644,980	117,698,074	129,382,506	15,298,459	1,618,081	108,348,173	2,262,926,802
Fidelity Series Large Cap Stock Fund	205,286,549	3,837,463	7,402,249	--	300,542	35,168,614	237,190,919
Fidelity Series Large Cap Value Index Fund	56,345,334	18,905,369	2,449,851	--	47,833	6,184,521	79,033,206
Fidelity Series Long-Term Treasury Bond Index Fund	185,243,180	16,596,321	22,624,984	3,822,584	3,828,997	(8,280,618)	174,762,896
Fidelity Series Opportunistic Insights Fund	115,784,325	49,078	4,557,832	--	1,953,525	27,411,288	140,640,384
Fidelity Series Overseas Fund	252,740,831	12,402,490	52,631,080	--	(6,531,986)	55,284,766	261,265,021
Fidelity Series Real Estate Income Fund	28,831,604	453,856	1,342,652	439,561	(127,941)	4,285,204	32,100,071
Fidelity Series Short-Term Credit Fund	189,382,610	1,133,054	984,344	1,133,048	(9,582)	6,507,415	196,029,153
Fidelity Series Small Cap Discovery Fund	22,832,454	307,954	1,065,004	80,304	(152,621)	7,243,351	29,166,134
Fidelity Series Small Cap Opportunities Fund	79,771,188	2,749,468	3,409,966	--	244,711	16,270,739	95,626,140
Fidelity Series Stock Selector Large Cap Value Fund	150,151,660	28,034,957	6,504,761	--	14,726	21,908,512	193,605,094
Fidelity Series Value Discovery Fund	112,117,914	19,398,521	4,215,835	--	177,380	17,683,609	145,161,589
	$7,233,551,384	$475,731,786	$735,054,912	$23,308,536	$18,382,719	$750,000,352	$7,742,645,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.